CONSOLIDATED STATEMENTS OF OPERATIONS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POINTER TELOCATION LTD. [Member]
Revenues (Note 19c):
Products	$ 31,140	$ 25,415	$ 20,038
Services	54,778	48,448	45,287
Total revenues	85,918	73,863	65,325
Cost of revenues:
Products	18,283	14,175	10,774
Services	37,249	31,264	26,645
Amortization and impairment of intangible assets (Note 1b)	1,498	978	976
Total cost of revenues	57,030	46,417	38,395
Gross profit	28,888	27,446	26,930
Operating expenses:
Research and development	3,082	2,532	2,817
Selling and marketing	8,932	7,441	6,249
General and administrative	11,450	9,062	8,788
Amortization of intangible assets	1,821	1,774	1,942
Impairment of goodwill and intangible asset	6,216		2,959
Total operating expenses	31,501	20,809	22,755
Operating income (loss)	(2,613)	6,637	4,175
Financial expenses, net (Note 20a)	1,779	1,976	2,070
Other expenses, net (Note 20b)	77	21	16
Income (loss) before taxes on income	(4,469)	4,640	2,089
Taxes on income (Note 17)	2,383	1,524	887
Income (loss) after taxes on income	(6,852)	3,116	1,202
Equity in losses of affiliate	1,634	1,158	677
Net income (loss)	(8,486)	1,958	525
Less - net income attributable to non-controlling interest	(41)	(828)	(2,632)
Net income (loss) attributable to Pointer Telocation Ltd's shareholders	$ (8,527)	$ 1,130	$ (2,107)
Earnings per share attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings (loss) per share (Note 16)	$ (1.78)	$ 0.24	$ (0.44)
Diluted net earnings (loss) per share (Note 16)	$ (1.79)	$ 0.22	$ (0.47)